Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		$ 27,393	$ 22,613	$ 22,021
Balance at the end of the period		32,740	27,393	22,613
Pension settlement charges	$ 2,700	0	3,113	0
Pension settlement charge, net of tax	$ 2,000		2,400
Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		(15,269)	(18,761)	(16,740)
Other comprehensive income before reclassifications		(630)	215	(2,331)
Amount reclassified from accumulated other comprehensive income		185	3,278	310
Other comprehensive income/(loss)		(445)	3,492	(2,021)
Balance at the end of the period		(15,713)	(15,269)	(18,761)
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		(3,512)	(3,488)	(3,591)
Other comprehensive income before reclassifications		(445)	(23)	103
Other comprehensive income/(loss)		(445)	(23)	103
Balance at the end of the period		(3,956)	(3,512)	(3,488)
Net Unrealized Gains/(Losses) on Available- For-Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		0	(1)	(1)
Other comprehensive income before reclassifications		(1)	1	0
Other comprehensive income/(loss)		(1)	1	0
Balance at the end of the period		0	0	(1)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		237	(106)	(135)
Other comprehensive income before reclassifications		(58)	276	144
Amount reclassified from accumulated other comprehensive income		(336)	67	(115)
Other comprehensive income/(loss)		(394)	343	28
Balance at the end of the period		(157)	237	(106)
Net Change Retirement- Related Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period		(11,994)	(15,165)	(13,013)
Other comprehensive income before reclassifications		(127)	(39)	(2,577)
Amount reclassified from accumulated other comprehensive income		521	3,210	425
Other comprehensive income/(loss)		394	3,171	(2,152)
Balance at the end of the period		$ (11,600)	$ (11,994)	$ (15,165)